Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement of comprehensive income [abstract]
Revenue	£ 25,419	£ 2,304	£ 0
Other operating income	2,725	72	1,281
Operating expenses
Research and development	(28,970)	(18,952)	(16,856)
General and administration	(11,999)	(8,277)	(4,771)
Total operating expenses	(40,969)	(27,229)	(21,627)
Operating loss	(12,825)	(24,853)	(20,346)
Finance income	3,096	8	30
Finance cost	(1,164)	(862)	(2,879)
Loss before income tax	(10,893)	(25,707)	(23,195)
Income tax	3,762	4,336	3,058
Loss for the year	(7,131)	(21,371)	(20,137)
Other comprehensive (loss) / income
Exchange differences on translating foreign operations	(13)	29	(41)
Loss for the year	£ (7,144)	£ (21,342)	£ (20,178)
Basic and diluted earnings per Ordinary Share from operations (in Pounds per share)	£ (0.11)	£ (0.35)	£ (0.34)